Circle Reserve Fund (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investment, Summarized Financial Information [Abstract]
Summary of financial information of the circle reserve fund

Selected Assets and Liabilities Information:	2024 (1)	2023 (2)
Total assets	$30,567,886	$23,595,866
Total liabilities	$129,015	$107,939

Selected Income Statement Information:	2024 (1)	2023 (2)
Total investment income	$1,460,787	$1,173,135
Net increase in net assets resulting from operations	$1,437,053	$1,151,901

(1)	Summarized financial information is as of October 31, 2024 and for the fiscal year then ended.
(2)	Summarized financial information is as of October 31, 2023 and for the period from November 3, 2022 through October 31, 2023. Circle Reserve Fund commenced operations on November 3, 2022.